Common Shares (Details) - USD ($)					12 Months Ended
	Nov. 21, 2023	Jul. 12, 2023	Jun. 09, 2023	May 25, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Shares [Line Items]
Repurchased value					$ 3,920,356	$ 510,744	$ 7,499,635
Average stock price (in Dollars per share)					$ 2.11	$ 2.75
Retirement of treasury shares
Aggregate restricted shares (in Shares)				300,000
Stock issued						$ 1,083,000
Restricted Stock [Member]
Common Shares [Line Items]
Aggregate restricted shares (in Shares)		3,951,368
Treasury Stock, Common [Member] | Board of Directors Chairman [Member]
Common Shares [Line Items]
Repurchased value	$ 30,000,000
Repurchased shares (in Shares)					2,077,134
Average stock price (in Dollars per share)					$ 2.11
Retirement of treasury shares (in Shares)			3,488,559
Retirement of treasury shares					$ 9,807,820
Common Shares [Member]
Common Shares [Line Items]
Stock issued